Average Annual Total Returns{- Fidelity Asset Manager 60%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 60%	Fidelity Advisor Asset Manager 60%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 60%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 60%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 60%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 60%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 60%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 60%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 60%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 60%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 60%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 60%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 60%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 60%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 60%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 60%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 60%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 60%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 60%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 60%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 60%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 60%: Class Z Return Before Taxes Since Inception		Fidelity Advisor Asset Manager 60%: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0595 Past 1 year	F0595 Past 5 years	F0595 Past 10 years
Total	9.05%	8.57%	7.24%	8.52%	7.78%	6.33%	5.53%	6.54%	5.55%	11.38%	8.82%	7.23%	13.85%	9.04%	7.07%	15.98%	10.16%	8.17%	16.13%		11.19%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	14.07%	9.96%	8.48%

[1]	(a)Since inception October 2, 2018.